SHARE OF PROFIT (LOSS) IN JOINT VENTURES (Details) € in Thousands	Dec. 31, 2023 EUR (€)
SHARE OF PROFIT (LOSS) IN JOINT VENTURES
Investment in joint venture	€ 0